Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	$ 26,818	$ 26,671
Goodwill	117,043	113,010
Intangible assets	41,286	40,209
Investments in associates	4,872	4,656
Investment securities	178	175
Deferred tax assets	2,935	2,300
Pensions and similar obligations	12	11
Income tax receivables	844	883
Derivatives	44	60
Trade and other receivables	1,941	1,782
Total non-current assets	195,973	189,757
Current assets
Investment securities	67	97
Inventories	5,583	6,612
Income tax receivables	822	813
Derivatives	505	331
Trade and other receivables	6,024	5,330
Cash and cash equivalents	10,332	9,973
Assets classified as held for sale	34	30
Total current assets	23,367	23,186
Total assets	219,340	212,943
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	20,276	15,218
Retained earnings	42,215	38,823
Equity attributable to equity holders of AB InBev	81,848	73,398
Non-controlling interests	10,828	10,880
Total equity	92,676	84,278
Non-current liabilities
Interest-bearing loans and borrowings	74,163	78,880
Pensions and similar obligations	1,673	1,534
Deferred tax liabilities	11,874	11,818
Income tax payables	589	610
Derivatives	151	184
Trade and other payables	738	859
Provisions	320	396
Total non-current liabilities	89,508	94,282
Current liabilities
Bank overdrafts	17	83
Interest-bearing loans and borrowings	3,987	1,029
Income tax payables	1,583	1,438
Derivatives	5,318	5,308
Trade and other payables	25,981	26,349
Provisions	269	176
Total current liabilities	37,156	34,383
Total equity and liabilities	$ 219,340	$ 212,943